Other Current Liabilities and Other Liabilities	12 Months Ended
Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Other Current Liabilities and Other Liabilities
. Other Current Liabilities and Other Liabilities
The table below presents the components of other current liabilities.

	December 31,
	2017	2016
	(in millions)
Other Current Liabilities:
Accrued product warranty costs	$69	$68
Estimated costs in excess of estimated contract value to complete contracts in process in a loss position	63	70
Accrued interest	43	43
Deferred revenues	38	34
Estimated contingent purchase price payable for acquired businesses (see Note 3)	11	—
Accruals for pending and threatened litigation	3	14
Other	140	163
Total other current liabilities	$367	$392

The table below presents the components of other liabilities.

	December 31,
	2017	2016
	(in millions)
Other Liabilities:
Non-current income taxes payable (see Note 16)	$164	$121
Deferred compensation	49	47
Accrued product warranty costs	30	41
Accrued workers’ compensation	23	25
Estimated contingent purchase price payable for acquired businesses (see Note 3)	20	29
Notes payable and capital lease obligations	16	10
Other	96	83
Total other liabilities	$398	$356